MFS(R) Mutual Funds
ANNUAL REPORT 1/31/03

MFS(R) HIGH YIELD
OPPORTUNITIES FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) HIGH YIELD OPPORTUNITIES FUND

OUR AGGRESSIVE HIGH-YIELD OFFERING

Seeks a high level of income and is our more aggressive high-yield offering. Management focuses on companies and issuers with improving credit fundamentals. A portion of assets may be allocated to emerging market debt, which can add both yield and diversification.

The fund seeks high current income.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              28
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     41
----------------------------------------------------
INDEPENDENT AUDITORS" REPORT                      50
----------------------------------------------------
TRUSTEES AND OFFICERS                             51
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      53
----------------------------------------------------
MFS PRIVACY POLICY                                54
----------------------------------------------------
FEDERAL TAX INFORMATION                           54
----------------------------------------------------
CONTACT INFORMATION                               55
----------------------------------------------------
ASSET ALLOCATION                                  56

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some folks are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and discouraged, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM
We would also argue that beyond the negative daily headlines, much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY
Of course, there are always reasons to be concerned about the markets. As I write this in mid-February, political issues in Iraq and North Korea remain a serious concern for investors. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors, and, in our view, we may be in the midst of such a period.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    February 18, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
--------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid-to-late 1990's raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1)Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Index, which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 Index was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers" ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies" customers and competitors

o developing our own proprietary estimates of companies" earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
--------------------------------------------------------------------------------

A PERIOD OF FALLEN ANGELS AND DEFAULTS

The past year was a challenging one for high-yield bonds. The high-yield market suffered from a rash of "fallen angels," or companies that saw their investment-grade debt downgraded to high-yield status. Default rates that remained higher than expected, slow economic growth, and accounting scandals contributed to a serious loss of investor confidence in both the stock and corporate bond markets. The impact of those factors resulted in significant price declines in the high-yield market in the summer of 2002. However, by the late fall and early winter, conditions in the high-yield market showed signs of improvement. Default rates began to stabilize, investors started to return to the high-yield market, the economy appeared to be improving, and accounting scandals were no longer front-page news.

MFS(R) investment-grade and high-yield analysts worked together to find good opportunities. When investment-grade issues were downgraded to high-yield levels, our investment-grade analysts had detailed information that helped us make solid investment decisions for the fund. In other cases, we were able to find investment-grade bonds that were priced as if they were high-yield issues even though their credit ratings and quality hadn't changed.

--------------------------------------------------------------------------------

  "ACTIVE COLLABORATION BETWEEN INVESTMENT-GRADE AND HIGH-YIELD ANALYSTS HELPED PERFORMANCE."
--------------------------------------------------------------------------------

BROADCASTING - A STANDOUT FOR FUND PERFORMANCE

The possibility for consolidation and the group's ability to generate free cash flow in a weak operating environment made the group attractive to us. For the year, the group performed better than we had expected. Some exposure has already been reduced naturally when a number of broadcasting companies called in their bonds and refinanced at lower interest rates.

CONTRIBUTION FROM EMERGING MARKET BONDS

The fund's position in emerging market bonds peaked in June and was trimmed to roughly 13% by the end of January 2003. Although the fund had owned bonds from Argentina and Brazil early in the period, we eliminated those positions before economic and political concerns surfaced in both countries, and that helped fund performance. Since that time, we have taken advantage of short-term volatility in Brazil with small positions.

Russian bonds have been our largest emerging market position for some time because of the success of Russia's economic and political reforms. The fund's Russian government bond allocation has benefited performance, and we have begun to invest in corporate issuers, primarily oil companies.

WEAKNESS IN THE CABLE TV INDUSTRY

The fund's performance was held back by its holdings in the cable industry which suffered from increased competition and concerns about the group's accounting practices. Two of our worst performing holdings were Adelphia Communications and Charter Communications. Several of Adelphia's senior executives were charged with fraud in 2002. The fund's investment in Charter Communications declined when regulators announced that the company was being investigated for aggressive accounting practices. However, the portfolio was underweighted in the cable industry relative to its benchmark, mitigating the damage to performance. Additionally, holdings in Mediacom performed much better than the group as a whole.

OPPORTUNITIES IN UTILITIES

In October, we selectively added some utility bonds to the fund, and they have performed well. In 2002, many investment-grade utility bonds were either downgraded to high-yield ratings or traded at prices similar to high-yield bonds. We bought some of the better quality high-yield issues as well as some lower quality investment-grade names. Holdings such as PSEG made solid performance contributions. As of the end of the period, we continue to see opportunities in the group, but we intend to keep the fund underweighted in utilities because of expected volatility and longer term structural problems in the sector.

OUTLOOK FOR IMPROVING CREDIT QUALITY AND ECONOMY

Although we believe the high-yield market will continue to be volatile, we like its prospects, especially in what we see as an improving economic environment. In our experience, an improving economy usually helps high-yield issuers generate the earnings they need to service their debt. As a result, we would expect to see default rates decline, especially if companies continue to focus on cutting debt and restructuring balance sheets.

/s/ John Addeo

   John Addeo
   Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/03
--------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

           MFS High Yield          Lehman Brothers
         Opportunities Fund          High Yield
            -- Class A               Bond Index
--------------------------------------------------------------------------------
Jul-98        $ 9,525                $10,000
Jan-99          8,625                  9,824
Jan-00          9,846                  9,876
Jan-01         10,170                  9,868
Jan-02         10,139                  9,377
Jan-03         10,438                  9,640


TOTAL RETURNS

                      Class
  Share class     inception date     1-yr      3-yr     Life*

-----------------------
Average annual
without sales charge
-----------------------

       A             7/1/1998         2.95%     1.96%     2.02%
---------------------------------------------------------------
       B             7/1/1998         2.43%     1.31%     1.41%
---------------------------------------------------------------
       C             7/1/1998         2.29%     1.31%     1.34%
---------------------------------------------------------------
       I             7/1/1998         3.45%     2.17%     2.41%
---------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

---------------------------------------------------------------
       A                             -1.94%     0.32%     0.94%
---------------------------------------------------------------
       B                             -1.31%     0.57%     1.13%
---------------------------------------------------------------
       C                              1.36%     1.31%     1.34%
---------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

---------------------------------------------------------------
       A                              2.95%     6.01%     9.58%
---------------------------------------------------------------
       B                              2.43%     3.99%     6.62%
---------------------------------------------------------------
       C                              2.29%     4.00%     6.32%
---------------------------------------------------------------
       I                              3.45%     6.67%    11.55%
---------------------------------------------------------------


Comparative indices

-----------------------
Average Annual
-----------------------

---------------------------------------------------------------
Average high current
yield fund+                          -0.25%    -1.94%    -1.85%
---------------------------------------------------------------
Lehman Brothers High Yield
Bond Index#                           2.81%    -0.80%    -0.80%
---------------------------------------------------------------


* For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 2003. Index information is from
  July 1, 1998.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS HIGH YIELD BOND INDEX - The Lehman Brothers High Yield Bond Index measures the performance of the high-yield bond market.

LIPPER AVERAGE HIGH CURRENT YIELD FUND - Lipper Inc. is an independent firm that reports mutual fund performance. The MFS(R) High Yield Opportunities Fund falls under the high current yield fund category, and the information presented above represents the total rates of return for the average high current yield fund tracked by Lipper for the stated periods ended
January 31, 2003.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. Please see the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 1/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Bonds - 89.9%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 71.8%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 7.6%
-----------------------------------------------------------------------------------------------------
Acme Television LLC, 10.875s, 2004                                        1,035             1,058,287
-----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75s, 2012##                              1,605             1,588,950
-----------------------------------------------------------------------------------------------------
CD Radio, Inc., 14.5s, 2009**                                               250               112,500
-----------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.125s, 2007                                      1,290             1,342,413
-----------------------------------------------------------------------------------------------------
Cox Radio, Inc., 6.625s, 2006                                                95                99,732
-----------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875s, 2009##                                          415               441,975
-----------------------------------------------------------------------------------------------------
Echostar Broadband Corp., 10.375s, 2007                                     740               791,800
-----------------------------------------------------------------------------------------------------
Echostar DBS Corp., 9.375s, 2009                                            670               703,500
-----------------------------------------------------------------------------------------------------
Emmis Communications Corp., 0s to 2006, 12.5s to 2011                     1,208               990,560
-----------------------------------------------------------------------------------------------------
Entercom Radio LLC, 7.625s, 2014                                             95                99,750
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 10.375s, 2005                                   701               641,415
-----------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25s, 2013##                                            260               267,150
-----------------------------------------------------------------------------------------------------
LIN Holdings Corp., 0s to 2003, 10s to 2008                                 775               790,500
-----------------------------------------------------------------------------------------------------
LIN Television Corp., 8s, 2008                                              175               185,938
-----------------------------------------------------------------------------------------------------
Panamsat Corp., 8.5s, 2012                                                  245               237,650
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75s, 2008##                                 310               310,000
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0s to 2006, 12.25s to 2009                     870               587,250
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.875s, 2011##                                              680               646,000
-----------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875s, 2011##                                             600               640,500
-----------------------------------------------------------------------------------------------------
RH Donnelley Finance Corp., 8.875s, 2010##                                  115               121,900
-----------------------------------------------------------------------------------------------------
RH Donnelley Finance Corp., 10.875s, 2012##                                 270               297,000
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 9.625s, 2009                            850               877,625
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 14s, 2009                                         438               175,080
-----------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5s, 2008                                        925               962,000
-----------------------------------------------------------------------------------------------------
                                                                                          $13,969,475
-----------------------------------------------------------------------------------------------------
Aerospace - 0.7%
-----------------------------------------------------------------------------------------------------
Argo-Tech Corp., 8.625s, 2007                                               145               113,100
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.25s, 2007                                         375               390,000
-----------------------------------------------------------------------------------------------------

K & F Industries, Inc., 9.625s, 2010##                                      250               260,000
-----------------------------------------------------------------------------------------------------
Transdigm, Inc., 10.375s, 2008                                              500               518,750
-----------------------------------------------------------------------------------------------------
                                                                                           $1,281,850
-----------------------------------------------------------------------------------------------------
Airlines - 0.1%
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass-Through Trust, Inc., 6.545s,
2020                                                                        188              $168,596
-----------------------------------------------------------------------------------------------------

Airport & Port Revenue - 0.2%
-----------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX (International Airport), 5.95s,
2029                                                                        775              $331,312
-----------------------------------------------------------------------------------------------------

Apparel & Manufacturers - 0.2%
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2005                                       210                68,250
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2008                                       730               226,300
-----------------------------------------------------------------------------------------------------
                                                                                             $294,550
-----------------------------------------------------------------------------------------------------
Automotive - 5.4%
-----------------------------------------------------------------------------------------------------
Actuant Finance Corp., 13s, 2009                                            367               429,390
-----------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 9.75s, 2009                            535               575,794
-----------------------------------------------------------------------------------------------------
Arvinmeritor, Inc., 8.75s, 2012                                             855               906,300
-----------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.5s, 2006                                  375               311,250
-----------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75s, 2011                                 870               813,450
-----------------------------------------------------------------------------------------------------
Cummins, Inc., 9.5s, 2010##                                                 245               258,475
-----------------------------------------------------------------------------------------------------
Dana Corp., 10.125s, 2010                                                   615               616,538
-----------------------------------------------------------------------------------------------------
Dana Corp., 9s, 2011                                                        730               702,625
-----------------------------------------------------------------------------------------------------
Delco Remy International, Inc., 8.625s, 2007                                180               147,600
-----------------------------------------------------------------------------------------------------
Delco Remy International, Inc., 11s, 2009                                   250               139,375
-----------------------------------------------------------------------------------------------------
Dura Operating Corp., 9s, 2009                                            1,635             1,434,713
-----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 0s, 2023##                                    2,463               467,879
-----------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 11.875s, 2006##**                        405               234,900
-----------------------------------------------------------------------------------------------------
Metaldyne Corp., 11s, 2012                                                  275               214,500
-----------------------------------------------------------------------------------------------------
Navistar International Corp., 9.375s, 2006##                              1,495             1,468,837
-----------------------------------------------------------------------------------------------------
Trimas Corp., 9.875s, 2012##                                                945               930,825
-----------------------------------------------------------------------------------------------------
Venture Holdings Trust, 11s, 2007**                                         750               188,437
-----------------------------------------------------------------------------------------------------
Venture Holdings Trust, 12s, 2009**                                         395                16,294
-----------------------------------------------------------------------------------------------------
                                                                                           $9,857,182
-----------------------------------------------------------------------------------------------------
Biotechnology - 0.2%
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5s, 2012                                          350              $333,375
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 3.5%
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.375s, 2009**                               350               150,500
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.25s, 2011**                               975               419,250
-----------------------------------------------------------------------------------------------------
Avalon Cable Holdings LLC, 0s to 2003, 11.875s to 2008                      100                66,500
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.25s, 2007                                565               274,025
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.625s, 2009                               750               363,750
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 0s to 2004,
9.92s to 2011                                                             1,100               467,500
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125s, 2009                                          1,210             1,173,700
-----------------------------------------------------------------------------------------------------
FrontierVision Holding LP, 11.875s, 2007**                                  550               349,250
-----------------------------------------------------------------------------------------------------
FrontierVision Operating Partnership LP, 11s, 2006**                         70                58,188
-----------------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75s, 2009                                             910               871,325
-----------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11s, 2013                                         1,035             1,078,987
-----------------------------------------------------------------------------------------------------
Mediacom LLC/Capital Corp., 9.5s, 2013                                      215               206,400
-----------------------------------------------------------------------------------------------------
Renaissance Media Louisiana LLC, 0s to 2003, 10s to 2008                  1,055               907,300
-----------------------------------------------------------------------------------------------------
                                                                                           $6,386,675
-----------------------------------------------------------------------------------------------------
Building - 1.7%
-----------------------------------------------------------------------------------------------------
American Standard, Inc., 7.375s, 2008                                       465               491,737
-----------------------------------------------------------------------------------------------------
Atrium Cos, Inc., 10.5s, 2009                                               395               390,063
-----------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75s, 2005                            635               535,781
-----------------------------------------------------------------------------------------------------
Formica Corp., 10.875s, 2009**                                              130                33,800
-----------------------------------------------------------------------------------------------------
MMI Products, Inc., 11.25s, 2007                                            580               493,000
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.25s, 2007                                                 1,200             1,219,500
-----------------------------------------------------------------------------------------------------
                                                                                           $3,163,881
-----------------------------------------------------------------------------------------------------
Business Services - 0.9%
-----------------------------------------------------------------------------------------------------
General Binding Corp., 9.375s, 2008                                       1,480             1,169,200
-----------------------------------------------------------------------------------------------------
United Stationers Supply Co., 8.375s, 2008                                  490               494,287
-----------------------------------------------------------------------------------------------------
                                                                                           $1,663,487
-----------------------------------------------------------------------------------------------------
Cellular Phones
-----------------------------------------------------------------------------------------------------
Teligent, Inc., 11.5s, 2007**                                               175                     0
-----------------------------------------------------------------------------------------------------

Chemicals - 3.5%
-----------------------------------------------------------------------------------------------------
Acetex Corp., 10.875s, 2009                                                 810               862,650
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings LLC, 0s, 2009                                         475               109,250
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings LLC, 10.125s, 2009                                  2,245             1,863,350
-----------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875s, 2009##                                  100               100,500
-----------------------------------------------------------------------------------------------------
Johnson Diversey, Inc., 9.625s, 2012##                                      930               978,695
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.625s, 2007                                          50                46,750
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875s, 2007                                         190               177,650
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5s, 2008                                         1,000               900,000
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125s, 2012                                        200               192,000
-----------------------------------------------------------------------------------------------------
MacDermid, Inc., 9.125s, 2011##                                             400               430,000
-----------------------------------------------------------------------------------------------------
Noveon, Inc., 11s, 2011                                                     250               272,500
-----------------------------------------------------------------------------------------------------
Pioneer Americas LLC, 4.9s, 2006                                             51                34,426
-----------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, 11.875s, 2010                                510               469,200
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10s, 2007                                          99                82,227
-----------------------------------------------------------------------------------------------------
                                                                                           $6,519,198
-----------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.6%
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875s, 2007                                     1,185            $1,113,900
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.7%
-----------------------------------------------------------------------------------------------------
American Safety Razor Co., 9.875s, 2005                                   1,000               831,250
-----------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.5s, 2009                               785               778,131
-----------------------------------------------------------------------------------------------------
Remington Arms, Inc., 10.5s, 2011                                           135               140,738
-----------------------------------------------------------------------------------------------------
Samsonite Corp., 10.75s, 2008                                             1,205             1,018,225
-----------------------------------------------------------------------------------------------------
Sealy Mattress Co., 9.875s, 2007                                          1,410             1,410,000
-----------------------------------------------------------------------------------------------------
Simmons Co., 10.25s, 2009                                                   745               800,875
-----------------------------------------------------------------------------------------------------
                                                                                           $4,979,219
-----------------------------------------------------------------------------------------------------
Containers - 2.9%
-----------------------------------------------------------------------------------------------------
Ball Corp., 8.25s, 2008                                                     325               340,844
-----------------------------------------------------------------------------------------------------
Consolidated Container Co., 10.125s, 2009                                 1,015               487,200
-----------------------------------------------------------------------------------------------------
Owens Brockway Glass Container, 8.875s, 2009                              1,275             1,294,125
-----------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75s, 2011##                                  1,405             1,475,250
-----------------------------------------------------------------------------------------------------
Pliant Corp., 13s, 2010                                                   1,365             1,187,550
-----------------------------------------------------------------------------------------------------
Silgan Holdings, Inc., 9s, 2009                                             620               641,700
-----------------------------------------------------------------------------------------------------
                                                                                           $5,426,669
-----------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 2.2%
-----------------------------------------------------------------------------------------------------
Anthracite CDO I Ltd., 6s, 2037##                                         1,500             1,071,094
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial, 7s, 2014                          1,000               857,516
-----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, Inc., 6.02s, 2033                        750               643,594
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.12s, 2031                                 600               556,500
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.717s, 2039                              1,400               965,669
-----------------------------------------------------------------------------------------------------
                                                                                           $4,094,373
-----------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
-----------------------------------------------------------------------------------------------------
L-3 Communications Corp., 7.625s, 2012                                      650               679,250
-----------------------------------------------------------------------------------------------------
MOOG, Inc., 10s, 2006                                                       250               251,875
-----------------------------------------------------------------------------------------------------
                                                                                             $931,125
-----------------------------------------------------------------------------------------------------
Electronics - 0.2%
-----------------------------------------------------------------------------------------------------
ON Semiconductor Corp., 12s, 2008##                                         500              $408,125
-----------------------------------------------------------------------------------------------------
Diversified Manufacturer - 0.0%
-----------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125s, 2012##                                              245              $252,350
-----------------------------------------------------------------------------------------------------
Energy - Independent - 2.1%
-----------------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875s, 2007                                          750               652,500
-----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125s, 2011##                                   1,110             1,159,950
-----------------------------------------------------------------------------------------------------
Continental Resources, Inc., 10.25s, 2008                                    25                22,750
-----------------------------------------------------------------------------------------------------
Encore Acquisition Co., 8.375s, 2012##                                      175               183,750
-----------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6s, 2012                                   245               262,150
-----------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.5s, 2012                                   300               323,320
-----------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25s, 2011                                             120               124,800
-----------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., 8.25s, 2012                                        800               844,000
-----------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25s, 2011##                                     320               337,600
-----------------------------------------------------------------------------------------------------
                                                                                           $3,910,820
-----------------------------------------------------------------------------------------------------
Entertainment - 0.9%
-----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5s, 2011                                       1,300             1,241,500
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 6.875s, 2012                                         300               312,373
-----------------------------------------------------------------------------------------------------
Regal Cinemas Corp., 9.375s, 2012                                            75                78,937
-----------------------------------------------------------------------------------------------------
                                                                                           $1,632,810
-----------------------------------------------------------------------------------------------------
Finance - 0.4%
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.25s, 2011                                          275               261,904
-----------------------------------------------------------------------------------------------------
J P Morgan, 10.45s, 2005##                                                  425               447,312
-----------------------------------------------------------------------------------------------------
                                                                                             $709,216
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverage Products - 0.9%
-----------------------------------------------------------------------------------------------------
Burns Philip Capital Property Ltd., 9.75s, 2012##                         1,090             1,046,400
-----------------------------------------------------------------------------------------------------
Michael Foods, Inc., 11.75s, 2011                                           480               542,400
-----------------------------------------------------------------------------------------------------
                                                                                           $1,588,800
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.4%
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 8s, 2010                                         1,150               920,000
-----------------------------------------------------------------------------------------------------
Fibermark, Inc., 10.75s, 2011                                               500               507,500
-----------------------------------------------------------------------------------------------------
Graphic Packaging Corp., 8.625s, 2012                                       315               330,750
-----------------------------------------------------------------------------------------------------
Greif Brothers Corp., 8.875s, 2012                                          540               556,200
-----------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625s, 2007                              1,250             1,287,500
-----------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.875s, 2008                                735               738,675
-----------------------------------------------------------------------------------------------------
                                                                                           $4,340,625
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 8.3%
-----------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75s, 2009                                       140               149,450
-----------------------------------------------------------------------------------------------------
Argosy Gaming Co., 10.75s, 2009                                              40                43,600
-----------------------------------------------------------------------------------------------------
Argosy Gaming Co., 9s, 2011                                                 805               845,250
-----------------------------------------------------------------------------------------------------
Aztar Corp., 8.875s, 2007                                                   955               974,100
-----------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 9.25s, 2009                                              355               385,175
-----------------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.5s, 2009                                    375               393,750
-----------------------------------------------------------------------------------------------------
Corrections Corp., 9.875s, 2009##                                           650               692,250
-----------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45s, 2008                                         1,275             1,227,187
-----------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25s, 2007                                         1,150             1,023,500
-----------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.5s, 2007                                            280               252,700
-----------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 8.625s, 2009                                          625               659,375
-----------------------------------------------------------------------------------------------------
Host Marriott LP, 9.5s, 2007                                                175               173,250
-----------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75s, 2009                                    620               629,300
-----------------------------------------------------------------------------------------------------
Meristar Hospitality, 10.5s, 2009                                           700               609,000
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5s, 2010                                                405               440,438
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375s, 2011                                              245               260,925
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.875s, 2008                                745               789,700
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.125s, 2011                                550               569,937
-----------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375s, 2012                                        40                37,200
-----------------------------------------------------------------------------------------------------
Resorts International Hotel, 11.5s, 2009##                                  650               594,750
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, 7.375s, 2007##                                   355               354,113
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, 7.875s, 2012##                                   800               790,000
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.375s, 2008                                         810               848,475
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875s, 2010                                       1,085             1,160,950
-----------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 8.75s, 2009                                             415               425,375
-----------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11s, 2010##                                     840               871,500
-----------------------------------------------------------------------------------------------------
                                                                                          $15,201,250
-----------------------------------------------------------------------------------------------------
Home Construction - 0.5%
-----------------------------------------------------------------------------------------------------
D. R. Horton, Inc., 8s, 2009                                                430               438,600
-----------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125s, 2012                                         450               405,000
-----------------------------------------------------------------------------------------------------
                                                                                             $843,600
-----------------------------------------------------------------------------------------------------
Industrial - 0.7%
-----------------------------------------------------------------------------------------------------
Day International Group, Inc., 11.125s, 2005                                 42                42,420
-----------------------------------------------------------------------------------------------------
Foamex Capital Corp., 10.75s, 2009##                                        865               605,500
-----------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75s, 2005                                455               318,500
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0s to 2003, 12.5s to 2008**                      120                   750
-----------------------------------------------------------------------------------------------------
Thermadyne Manufacturing/Capital Corp., 9.875s, 2008**                      100                27,125
-----------------------------------------------------------------------------------------------------
                                                                                             $994,295
-----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.2%
-----------------------------------------------------------------------------------------------------
Willis Corroon Corp., 9s, 2009                                              330              $348,150
-----------------------------------------------------------------------------------------------------

Machinery & Tools - 4.4%
-----------------------------------------------------------------------------------------------------
Agco Corp., 8.5s, 2006                                                      500               500,000
-----------------------------------------------------------------------------------------------------
Agco Corp., 9.5s, 2008                                                      435               458,925
-----------------------------------------------------------------------------------------------------
Blount, Inc., 7s, 2005                                                      920               772,800
-----------------------------------------------------------------------------------------------------
Blount, Inc., 13s, 2009                                                      40                24,900
-----------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5s, 2008                                       1,370               986,400
-----------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.375s, 2012                                          315               250,425
-----------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75s, 2012##                                             452               474,600
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375s, 2011                                          150               156,238
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5s, 2012##                                          355               372,750
-----------------------------------------------------------------------------------------------------
Motors & Gears, Inc., 10.75s, 2006                                        1,380             1,200,600
-----------------------------------------------------------------------------------------------------
NMHG Holding Co., 10s, 2009                                                 256               262,400
-----------------------------------------------------------------------------------------------------
Numatics, Inc., 9.625s, 2008                                                270               126,900
-----------------------------------------------------------------------------------------------------
SPX Corp., 7.5s, 2013                                                       540               550,800
-----------------------------------------------------------------------------------------------------
Terex Corp., 8.875s, 2008                                                   250               230,000
-----------------------------------------------------------------------------------------------------
Terex Corp., 10.375s, 2011                                                1,225             1,172,937
-----------------------------------------------------------------------------------------------------
United Rentals North America, Inc., 10.75s, 2008                            615               608,850
-----------------------------------------------------------------------------------------------------
                                                                                           $8,149,525
-----------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 1.4%
-----------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375s, 2011                                       230               226,550
-----------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 9.625s, 2009                                     630               488,250
-----------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 8.5s, 2008                                             1,220             1,091,900
-----------------------------------------------------------------------------------------------------
Insight Health Services Corp., 9.875s, 2011                                 100                96,750
-----------------------------------------------------------------------------------------------------
NDC Health Corp., 10.5s, 2012##                                             305               314,150
-----------------------------------------------------------------------------------------------------
Triad Hospital, Inc., 8.75s, 2009                                           280               298,200
-----------------------------------------------------------------------------------------------------
                                                                                           $2,515,800
-----------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%
-----------------------------------------------------------------------------------------------------
Century Aluminum Co., 11.75s, 2008##                                        345               332,925
-----------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10s, 2011                                     425               466,438
-----------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75s, 2008                                        38                14,326
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75s, 2003**                            575                31,625
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875s, 2049**                            435               271,875
-----------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 8.875s, 2008                                       490               513,275
-----------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625s, 2008                                       322               338,502
-----------------------------------------------------------------------------------------------------
Ryerson Tull, Inc., 9.125s, 2006                                             95                89,373
-----------------------------------------------------------------------------------------------------
                                                                                           $2,058,339
-----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.3%
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625s, 2021                                              335               345,050
-----------------------------------------------------------------------------------------------------
Plains All American Pipeline, 7.75s, 2012##                                 260               273,000
-----------------------------------------------------------------------------------------------------
                                                                                             $618,050
-----------------------------------------------------------------------------------------------------
Oil Services - 1.9%
-----------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375s, 2011##                                             1,050             1,060,500
-----------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9s, 2009##                                              60                62,250
-----------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc., 8.75s, 2008                                        250               257,500
-----------------------------------------------------------------------------------------------------
Hanover Test Equipment Trust, 8.75s, 2011##                                 705               660,937
-----------------------------------------------------------------------------------------------------
Parker Drilling Co., 10.125s, 2009                                          400               413,000
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125s, 2010##                          694               780,750
-----------------------------------------------------------------------------------------------------
SESI LLC, 8.875s, 2011                                                      220               226,600
-----------------------------------------------------------------------------------------------------
                                                                                           $3,461,537
-----------------------------------------------------------------------------------------------------
Oils - 0.3%
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 9s, 2008                                            150                99,000
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 9.625s, 2012                                        760               494,000
-----------------------------------------------------------------------------------------------------
                                                                                             $593,000
-----------------------------------------------------------------------------------------------------
Pollution Control - 1.5%
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.625s, 2006                              150               149,625
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 10s, 2009                               2,160             2,143,800
-----------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.875s, 2009                                        350               374,998
-----------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375s, 2012##                                      180               184,522
-----------------------------------------------------------------------------------------------------
                                                                                           $2,852,945
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.1%
-----------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25s, 2009                               225               240,750
-----------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875s, 2011                               110               112,750
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9s, 2010##                        580               606,100
-----------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25s, 2011                                           160               163,600
-----------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875s, 2013                                           60                62,400
-----------------------------------------------------------------------------------------------------
Mail Well Corp., 9.625s, 2012                                               295               266,975
-----------------------------------------------------------------------------------------------------
Transwestern Publishing Co., 9.625s, 2007                                   575               602,312
-----------------------------------------------------------------------------------------------------
                                                                                           $2,054,887
-----------------------------------------------------------------------------------------------------
Retail - 3.4%
-----------------------------------------------------------------------------------------------------
Advance Stores, Inc., 10.25s, 2008                                          160               168,800
-----------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.625s, 2007                                     325               308,750
-----------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875s, 2012                                     785               737,900
-----------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625s, 2010                                          510               522,750
-----------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9s, 2008                                          700               630,875
-----------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375s, 2008                                     545               515,706
-----------------------------------------------------------------------------------------------------
Gap, Inc., 10.55s, 2008                                                   1,090             1,201,725
-----------------------------------------------------------------------------------------------------
J. Crew Group, Inc., 13.125s, 2008                                          435               326,250
-----------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375s, 2007                                      845               802,750
-----------------------------------------------------------------------------------------------------
PCA LLC, 11.875s, 2009##                                                    565               570,650
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 12.5s, 2006                                                 500               528,125
-----------------------------------------------------------------------------------------------------
                                                                                           $6,314,281
-----------------------------------------------------------------------------------------------------
Steel - 0.9%
-----------------------------------------------------------------------------------------------------
AK Steel Corp., 7.875s, 2009                                                415               398,400
-----------------------------------------------------------------------------------------------------
AK Steel Corp., 7.75s, 2012                                                 470               448,850
-----------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75s, 2006                                   125               124,375
-----------------------------------------------------------------------------------------------------
Jorgensen Earle M. Co., 9.75s, 2012                                         395               402,900
-----------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10s, 2004##                                                750               202,500
-----------------------------------------------------------------------------------------------------
                                                                                           $1,577,025
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.8%
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625s, 2007                                           415               207,500
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.125s, 2008                                           450               319,500
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 9.25s, 2010                                             230               158,700
-----------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875s, 2012##                                              775               755,625
-----------------------------------------------------------------------------------------------------
                                                                                           $1,441,325
-----------------------------------------------------------------------------------------------------
Technology - 0.2%
-----------------------------------------------------------------------------------------------------
Unisys Corp., 8.125s, 2006                                                   45                46,800
-----------------------------------------------------------------------------------------------------
Unisys Corp., 7.875s, 2008                                                  265               272,950
-----------------------------------------------------------------------------------------------------
                                                                                             $319,750
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.3%
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0s to 2005, 12.875s to 2010                       2,325               453,375
-----------------------------------------------------------------------------------------------------
American Cellular Corp., 9.5s, 2009                                         390                76,050
-----------------------------------------------------------------------------------------------------
American Tower Corp., 0s, 2008                                              365               215,350
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.875s, 2011                                  505               522,675
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.95s, 2008                                    425               416,500
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25s, 2010                                  2,400             1,875,000
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75s, 2010                                           445               278,125
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 0s to 2003, 11s to 2008                                   160               139,200
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.75s, 2011                                               275               222,750
-----------------------------------------------------------------------------------------------------
                                                                                           $4,199,025
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.3%
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp., 0s to 2004,
10.375s to 2011                                                             334               232,130
-----------------------------------------------------------------------------------------------------
MJD Communications, Inc., 9.5s, 2008                                         55                43,175
-----------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7s, 2009                                       750               549,375
-----------------------------------------------------------------------------------------------------
Qwest Corp., 8.875s, 2012                                                   890               921,150
-----------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.125s, 2008                                          690               603,750
-----------------------------------------------------------------------------------------------------
Time Warner Telecommunications LLC, 9.75s, 2008                             110                64,350
-----------------------------------------------------------------------------------------------------
                                                                                           $2,413,930
-----------------------------------------------------------------------------------------------------
Utilities - Electric - 1.4%
-----------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75s, 2011                                                 298               327,729
-----------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625s, 2031                                                420               484,936
-----------------------------------------------------------------------------------------------------
Teco Energy, Inc., 10.5s, 2007##                                            680               707,200
-----------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7s, 2012                                                 200               176,000
-----------------------------------------------------------------------------------------------------
TXU Corp., 6.375s, 2006                                                     950               921,500
-----------------------------------------------------------------------------------------------------
                                                                                           $2,617,365
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                         $131,931,692
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 18.1%
-----------------------------------------------------------------------------------------------------
Algeria - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Algeria, 2.625s, 2004                                           431               407,267
-----------------------------------------------------------------------------------------------------
Republic of Algeria, 2.875s, 2010                                           368               336,199
-----------------------------------------------------------------------------------------------------
                                                                                             $743,466
-----------------------------------------------------------------------------------------------------
Brazil - 2.4%
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8s, 2014                                        846               580,341
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875s, 2024                                  2,437             1,364,720
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10.125s, 2027                                 1,150               698,625
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 12.25s, 2030                                  2,424             1,708,920
-----------------------------------------------------------------------------------------------------
                                                                                           $4,352,606
-----------------------------------------------------------------------------------------------------
Bulgaria - 0.2%
-----------------------------------------------------------------------------------------------------
National Republic of Bulgaria, 7.5s, 2013                               EUR 269               316,253
-----------------------------------------------------------------------------------------------------
National Republic of Bulgaria, 8.25s, 2015                                  $20                22,550
-----------------------------------------------------------------------------------------------------
                                                                                             $338,803
-----------------------------------------------------------------------------------------------------
Canada - 0.7%
-----------------------------------------------------------------------------------------------------
Canwest Media, Inc., 10.625s, 2011 (Advertising &
Broadcasting)                                                                60                65,250
-----------------------------------------------------------------------------------------------------
PCI Chemicals Canada Co., 10s, 2008 (Chemicals)                             152               104,797
-----------------------------------------------------------------------------------------------------
Quebecor Media, Inc., 11.125s, 2011 (Advertising &
Broadcasting)                                                               270               280,800
-----------------------------------------------------------------------------------------------------
Russel Metals, Inc., 10s, 2009 (Metals & Mining)                            185               196,100
-----------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75s, 2012 (Forest & Paper
Products)                                                                   760               735,300
-----------------------------------------------------------------------------------------------------
                                                                                           $1,382,247
-----------------------------------------------------------------------------------------------------
Chile - 0.1%
-----------------------------------------------------------------------------------------------------
Empresa Elec Guacolda S.A., 7.95s, 2003 (Utilities -
Electric)##                                                                 250              $236,184
-----------------------------------------------------------------------------------------------------

Colombia - 0.8%
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 10s, 2012                                           1,044             1,007,460
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75s, 2013                                          332               329,842
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75s, 2020                                           17                17,170
-----------------------------------------------------------------------------------------------------
Republic of Columbia, 10.375s, 2033                                         250               226,250
-----------------------------------------------------------------------------------------------------
                                                                                           $1,580,722
-----------------------------------------------------------------------------------------------------
Dominican Republic - 0.5%
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.5s, 2006##                                            184               196,880
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.04s, 2013                                             690               690,862
-----------------------------------------------------------------------------------------------------
                                                                                             $887,742
-----------------------------------------------------------------------------------------------------
Ecuador - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Ecuador, 6s, 2030##                                             750              $348,750
-----------------------------------------------------------------------------------------------------

Germany - 0.1%
-----------------------------------------------------------------------------------------------------
Messer Grieshiem, 10.375s, 2011 (Chemicals)                             EUR 175              $195,432
-----------------------------------------------------------------------------------------------------

Ireland - 0.5%
-----------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625s, 2012 (Forest & Paper
Products)##                                                                 855              $884,925
-----------------------------------------------------------------------------------------------------

Luxembourg - 1.0%
-----------------------------------------------------------------------------------------------------
Mobile Telesystems Finance S.A., 10.95s, 2004
(Telecommunications - Wireline)##                                           474               502,440
-----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 7s, 2028 (Conglomerate)                    1,450             1,290,500
-----------------------------------------------------------------------------------------------------
                                                                                           $1,792,940
-----------------------------------------------------------------------------------------------------
Mexico - 2.3%
-----------------------------------------------------------------------------------------------------
TFM S.A de C.V., 11.75s, 2009 (Telecommunications -
Wireline)##                                                                 189               171,990
-----------------------------------------------------------------------------------------------------
TFM S.A de C.V., 12.5s, 2012 (Telecommunications -
Wireline)##                                                                 103                98,880
-----------------------------------------------------------------------------------------------------
United Mexican States, 11.375s, 2016 (Advertising &
Broadcasting)                                                             1,733             2,281,494
-----------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026 (Advertising &
Broadcasting)                                                             1,223             1,622,833
-----------------------------------------------------------------------------------------------------
                                                                                           $4,175,197
-----------------------------------------------------------------------------------------------------
Netherlands - 1.0%
-----------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625s, 2009 (Forest & Paper
Products)                                                                   685               719,250
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007 (Banks &
Credit Cos.)##                                                              521               563,331
-----------------------------------------------------------------------------------------------------
PTC International Finance B.V., 10.75s, 2007
(Telecommunications - Wireless)                                             258               267,675
-----------------------------------------------------------------------------------------------------
Yell Finance B.V., 10.75s, 2011 (Printing & Publishing)##                   250               270,000
-----------------------------------------------------------------------------------------------------
                                                                                           $1,820,256
-----------------------------------------------------------------------------------------------------
Norway - 0.5%
-----------------------------------------------------------------------------------------------------
Findexa AS, 10.25s, 2011 (Printing & Publishing)                        EUR 275               315,966
-----------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25s, 2008 (Oil Services)                           $650               578,500
-----------------------------------------------------------------------------------------------------
                                                                                             $894,466
-----------------------------------------------------------------------------------------------------
Panama - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2023                                            350               355,250
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2029                                            331               359,135
-----------------------------------------------------------------------------------------------------
                                                                                             $714,385
-----------------------------------------------------------------------------------------------------
Peru - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Peru, 9.125s, 2008                                              145               147,537
-----------------------------------------------------------------------------------------------------
Republic of Peru, 9.875s, 2015                                              152               149,644
-----------------------------------------------------------------------------------------------------
                                                                                             $297,181
-----------------------------------------------------------------------------------------------------
Russia - 3.7%
-----------------------------------------------------------------------------------------------------
Government of Russia, 3s, 2006                                            1,370             1,136,237
-----------------------------------------------------------------------------------------------------
Government of Russia, 11s, 2018##                                           912             1,125,180
-----------------------------------------------------------------------------------------------------
Kaztransoil Co., 8.5s, 2006 (Oil Services)##                                241               250,640
-----------------------------------------------------------------------------------------------------
Ministry of Finance, 12.75s, 2028                                         1,450             1,986,500
-----------------------------------------------------------------------------------------------------
Republic of Ukraine, 11s, 2007+                                             746               790,675
-----------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75s, 2009 (Oils)                                       750               797,063
-----------------------------------------------------------------------------------------------------
Tyumen Oil, 11s, 2007 (Oil Services)##                                      737               784,905
-----------------------------------------------------------------------------------------------------
                                                                                           $6,871,200
-----------------------------------------------------------------------------------------------------
Singapore - 0.5%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875s, 2010
(Electronics)                                                               855              $919,125
-----------------------------------------------------------------------------------------------------

South Africa - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5s, 2017                                        536              $615,060
-----------------------------------------------------------------------------------------------------

Sweden - 0.1%
-----------------------------------------------------------------------------------------------------
Stena AB, 9.625s, 2012 (Transportation - Services)##                        125              $129,063
-----------------------------------------------------------------------------------------------------

Turkey - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Turkey, 11.5s, 2012                                             562              $570,430
-----------------------------------------------------------------------------------------------------

United Kingdom - 1.9%
-----------------------------------------------------------------------------------------------------
Energis PLC, 9.75s, 2009 (Telecommunications -
Wireline)**                                                                  80                 1,600
-----------------------------------------------------------------------------------------------------
Euramax International PLC, 11.25s, 2006 (Metals and
Minerals)                                                                   560               579,600
-----------------------------------------------------------------------------------------------------
Global Tele Systems Ltd., 10.875s, 2008
(Telecommunications - Wireline)**                                            20                     2
-----------------------------------------------------------------------------------------------------
Jazztel PLC, 12s, 2012 (Telecommunications - Wireline)                   EUR 20                 8,389
-----------------------------------------------------------------------------------------------------
Premier International Foods PLC, 12s, 2009 (Food & Non
Alcoholic Beverage Products)                                                610               652,700
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0s to 2004, 9.25s to 2009
(Broadcast & Cable TV)**                                                    310                46,500
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0s to 2005, 11.375s to 2010
(Broadcast & Cable TV)**                                                    625                96,875
-----------------------------------------------------------------------------------------------------
United Biscuit Holding PLC, 10.625s, 2011 (Food & Non
Alcoholic Beverage Products)##                                          EUR 650               781,726
-----------------------------------------------------------------------------------------------------
Xerox Capital Europe PLC, 5.875s, 2004 (Business
Services)                                                                 1,440             1,418,400
-----------------------------------------------------------------------------------------------------
                                                                                           $3,585,792
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                       $33,335,972
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $169,016,525)                                              $165,267,664
-----------------------------------------------------------------------------------------------------

Stocks - 0.4%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 0.2%
-----------------------------------------------------------------------------------------------------
Apparel & Manufacturers
-----------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                        385               $25,025
-----------------------------------------------------------------------------------------------------
Automotive
-----------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                                                      29                $6,734
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.1%
-----------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                8,752              $122,265
-----------------------------------------------------------------------------------------------------
Chemicals
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                   251                $6,275
-----------------------------------------------------------------------------------------------------
Machinery & Tools
-----------------------------------------------------------------------------------------------------
IKS Corp.*                                                                  277                  $374
-----------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
-----------------------------------------------------------------------------------------------------
Metal Management, Inc.*                                                  12,032               $63,168
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline
-----------------------------------------------------------------------------------------------------
XO Communications, Inc.                                                     235                  $858
-----------------------------------------------------------------------------------------------------
Utilities - Telephone
-----------------------------------------------------------------------------------------------------
ITC Deltacom, Inc.*                                                      26,797                55,470
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                            $280,169
-----------------------------------------------------------------------------------------------------
Foreign Stocks - 0.2%
-----------------------------------------------------------------------------------------------------
Netherlands
-----------------------------------------------------------------------------------------------------
Completel Europe N.V. (Telecommunications - Wireline)##**                   941                 5,436
-----------------------------------------------------------------------------------------------------
Completel Europe N.V., Preferred (Telecommunications -
Wireline)##**                                                                 9                 6,222
-----------------------------------------------------------------------------------------------------
Versatel Telecom International N.V., 0s,
(Telecommunications - Wireline)*                                            218                 1,292
-----------------------------------------------------------------------------------------------------
                                                                                              $12,950
-----------------------------------------------------------------------------------------------------
Sweden
-----------------------------------------------------------------------------------------------------
Song Networks Holding (Utilities - Telephone)*                           22,299                68,105
-----------------------------------------------------------------------------------------------------
Song Networks Holding (Utilities - Telephone)*                            2,412                 1,681
-----------------------------------------------------------------------------------------------------
Song Networks Holding AB (Utilities - Telephone)*                             1                     0
-----------------------------------------------------------------------------------------------------
                                                                                              $69,786
-----------------------------------------------------------------------------------------------------
United Kingdom - 0.2%
-----------------------------------------------------------------------------------------------------
Colt Telecom Group PLC (Telecommunications - Wireline)                  400,000               280,000
-----------------------------------------------------------------------------------------------------
Jazztel PLC (Telecommunications - Wireline)*                            123,943                26,618
-----------------------------------------------------------------------------------------------------
                                                                                             $306,618
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                         $389,354
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,121,622)                                                   $669,523
-----------------------------------------------------------------------------------------------------

Preferred Stocks - 1.1%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
-----------------------------------------------------------------------------------------------------
Paxon Communications Corp., 13.25s##                                         10               $67,000
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.9%
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 11.125s                                              16,184             1,561,756
-----------------------------------------------------------------------------------------------------
NTL, Inc., 10s                                                               14                     2
-----------------------------------------------------------------------------------------------------
                                                                                           $1,561,758
-----------------------------------------------------------------------------------------------------
Printing & Publishing
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.625s                                                      650               $49,725
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.1%
-----------------------------------------------------------------------------------------------------
Global Crossings Holdings Ltd., 10.5s**                                   1,052                   526
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125s                                        246               233,700
-----------------------------------------------------------------------------------------------------
                                                                                             $234,226
-----------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $1,692,942)                                       $1,912,709
-----------------------------------------------------------------------------------------------------
Warrants
-----------------------------------------------------------------------------------------------------
Completel Europe N.V. (Telecommunications - Wireline)*                    5,850                    63
-----------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Utilities - Telephone)*                             750                   281
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                     175                     2
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                     125                     1
-----------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                                815                 4,075
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Chemicals)*                                       247                     3
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                            300                60,000
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                            300                    75
-----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $136,617)                                                    $64,500
-----------------------------------------------------------------------------------------------------
Repurchase Agreement - 5.8%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Merrill Lynch, dated 1/31/03, due 2/3/03, total to be
received $10,726,180 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account),
at Cost                                                                  10,725            10,725,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $184,692,706)                                        $178,639,396
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.8%                                                       5,212,017
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $183,851,413
-----------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ** Non-income producing security-in default.
 ## SEC Rule 144A restriction.
  + Restricted security.

An abbreviation has been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. The abbreviation is shown below.

  EUR = Euro

See notes to financial statements.

--------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 1/31/03

ASSETS

Investments, at value (identified cost, $184,692,706)             $178,639,396
--------------------------------------------------------------------------------------------
Cash                                                                   684,271
--------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $2,328)                       731
--------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts              24,457
--------------------------------------------------------------------------------------------
Receivable for investments sold                                      2,933,738
--------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      2,684,409
--------------------------------------------------------------------------------------------
Interest and dividends receivable                                    3,931,046
--------------------------------------------------------------------------------------------
Total assets                                                                    $188,898,048
--------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $1,263,201
--------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                103,318
--------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts
subject to master netting agreements                                   130,292
--------------------------------------------------------------------------------------------
Payable for investments purchased                                    3,288,156
--------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     254,722
--------------------------------------------------------------------------------------------
Payable to affiliates

------------------------------------------------------------------------------
  Management fee                                                         3,252
--------------------------------------------------------------------------------------------
  Distribution and service fee                                           3,694
--------------------------------------------------------------------------------------------
Total liabilities                                                                 $5,046,635
--------------------------------------------------------------------------------------------
Net assets                                                                      $183,851,413
--------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $204,219,734
--------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation of
assets and liabilities in foreign currencies                        (6,262,561)
--------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (13,940,457)
--------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income                                                     (165,303)
--------------------------------------------------------------------------------------------
Total                                                                           $183,851,413
--------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                         27,790,916
--------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                       $70,892,363
--------------------------------------------------------------------------------------------
  Shares outstanding                                                10,721,915
--------------------------------------------------------------------------------------------
  Net asset value per share                                                            $6.61
--------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$6.61)                                           $6.94
--------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $72,321,282
--------------------------------------------------------------------------------------------
  Shares outstanding                                                10,911,513
--------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                         $6.63
--------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $38,129,585
--------------------------------------------------------------------------------------------
  Shares outstanding                                                 5,779,545
--------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                         $6.60
--------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $2,508,183
--------------------------------------------------------------------------------------------
  Shares outstanding                                                   377,943
--------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                            $6.64
--------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

--------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR YEAR ENDING 1/31/03

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------
  Interest                                                          $13,699,731
--------------------------------------------------------------------------------------------
  Dividends                                                             151,184
--------------------------------------------------------------------------------------------
Total investment income                                                          $13,850,915
--------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------
  Management fee                                                       $870,070
--------------------------------------------------------------------------------------------
  Trustees" compensation                                                  5,769
--------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                       133,615
--------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                179,300
--------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                553,098
--------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                260,674
--------------------------------------------------------------------------------------------
  Administrative fee                                                     12,028
--------------------------------------------------------------------------------------------
  Custodian fee                                                          70,969
--------------------------------------------------------------------------------------------
  Printing                                                               43,273
--------------------------------------------------------------------------------------------
  Postage                                                                 8,565
--------------------------------------------------------------------------------------------
  Auditing fees                                                          54,295
--------------------------------------------------------------------------------------------
  Legal fees                                                                242
--------------------------------------------------------------------------------------------
  Miscellaneous                                                         157,136
--------------------------------------------------------------------------------------------
Total expenses                                                       $2,349,034
--------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (5,410)
--------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (480,486)
--------------------------------------------------------------------------------------------
Net expenses                                                                      $1,863,138
--------------------------------------------------------------------------------------------
Net investment income                                                            $11,987,777
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------
  Investment transactions                                           $(7,331,340)
--------------------------------------------------------------------------------------------
  Written option transactions                                            37,862
--------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (173,804)
--------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                     $(7,467,282)
--------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------
  Investments                                                          $359,411
--------------------------------------------------------------------------------------------
  Written options                                                        (3,598)
--------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies          (247,723)
--------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                         $108,090
--------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                         $(7,359,192)
--------------------------------------------------------------------------------------------
Increase in net assets from operations                                            $4,628,585
--------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

FOR YEARS ENDING 1/31                                                2003                  2002

OPERATIONS

Net investment income                                               $11,987,777            $7,733,010
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                         (7,467,282)           (5,455,683)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                    108,090            (2,519,925)
----------------------------------------------------------------- -------------          ------------
Increase (decrease) in net assets from operations                    $4,628,585             $(242,598)
----------------------------------------------------------------- -------------          ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-----------------------------------------------------------------------------------------------------
  Class A                                                           $(4,957,251)          $(2,684,034)
-----------------------------------------------------------------------------------------------------
  Class B                                                            (5,003,082)           (3,481,648)
-----------------------------------------------------------------------------------------------------
  Class C                                                            (2,355,367)           (1,580,627)
-----------------------------------------------------------------------------------------------------
  Class I                                                              (124,254)               (2,077)
-----------------------------------------------------------------------------------------------------
In excess of net investment income
-----------------------------------------------------------------------------------------------------
  Class A                                                                    --               (20,047)
-----------------------------------------------------------------------------------------------------
  Class B                                                                    --               (26,005)
-----------------------------------------------------------------------------------------------------
  Class C                                                                    --               (11,806)
-----------------------------------------------------------------------------------------------------
  Class I                                                                    --                   (16)
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(12,439,954)          $(7,806,260)
----------------------------------------------------------------- -------------          ------------
Net increase in net assets from fund share transactions             $95,320,450           $47,157,002
----------------------------------------------------------------- -------------          ------------
Total increase in net assets                                        $87,509,081           $39,108,144
----------------------------------------------------------------- -------------          ------------

NET ASSETS

At beginning of period                                             $96,342,332           $57,234,188
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $165,303 and $75,830,
respectively)                                                      $183,851,413           $96,342,332
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

FOR YEARS ENDING 1/31
                                                                                                                PERIOD ENDING
CLASS A                                                 2003             2002           2001          2000        1/31/99(3)

Net asset value, beginning of period                    $7.08            $7.96          $8.79         $8.53          $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(6)(2)

  Net investment income(1)                              $0.62            $0.80          $0.92         $0.91           $0.54
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      (0.43)           (0.85)         (0.67)         0.25           (1.50)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.19          $(0.05)          $0.25         $1.16          $(0.96)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

  From net investment income                           $(0.66)          $(0.82)        $(0.95)       $(0.90)         $(0.50)
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                            --               --          (0.07)           --              --
---------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                       --            (0.01)         (0.02)           --           (0.01)
---------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                        --               --          (0.04)           --              --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $(0.60)         $(0.83)         $(1.08)       $(0.90)          (0.51)
----------------------------------------------------- ------------  --------------  -------------  ------------  ----------
Net asset value, end of period                          $6.61           $7.08           $7.96         $8.79           $8.53
----------------------------------------------------- ------------  --------------  -------------  ------------  ----------
Total return (%)(8)                                      2.95           (0.30)           3.28         14.17           (9.45)(5)
----------------------------------------------------- ------------  --------------  -------------  ------------  ----------

Financial Highlights - continued

FOR YEARS ENDING 1/31
                                                                                                                 PERIOD ENDING
CLASS A                                                  2003            2002            2001          2000        1/31/99(3)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1)
Expenses(7)                                              1.01            1.01            1.02          1.02            1.00(4)
---------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                 9.35           11.18           11.43         10.62           10.25(4)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        104             133             147           158             127
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $70,892         $37,187         $19,982        $8,028          $2,052
---------------------------------------------------------------------------------------------------------------------------

1. The investment adviser voluntarily agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.00% of average daily net assets. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                                   $0.60           $0.77           $0.88         $0.83           $0.33
---------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)
Expenses (%)(7)                                          1.37            1.46            1.53          2.00            4.90(4)
---------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                8.99           10.73           10.92          9.64            6.35(4)
---------------------------------------------------------------------------------------------------------------------------

2. As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
   31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
   February 1, 2001 have not been restated to reflect this change in presentation.
3. For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 1999.
4. Annualized.
5. Not annualized.
6. Per share data are based on average shares outstanding.
7. Ratios do not reflect reductions from fees paid indirectly.
8. Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 1/31
                                                                                                                 PERIOD ENDING
CLASS B                                                2003             2002           2001           2000         1/31/99(3)

Net asset value, beginning of period                   $7.09            $7.98          $8.81          $8.54          $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(6)(2)

  Net investment income(1)                             $0.58            $0.77          $0.89          $0.86           $0.47
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (0.43)           (0.87)         (0.69)          0.25           (1.45)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.15           $(0.10)          $0.20         $1.11          $(0.98)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

  From net investment income                          $(0.61)          $(0.78)        $(0.90)        $(0.84)         $(0.47)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                           --               --          (0.07)            --              --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                      --            (0.01)         (0.02)            --           (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                       --               --          (0.04)            --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   $(0.61)          $(0.79)        $(1.03)        $(0.84)         $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $6.63            $7.09          $7.98          $8.81           $8.54
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                        2.43            (1.07)          2.63          13.54           (9.69)(5)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                                                                  PERIOD ENDING
CLASS B                                                  2003            2002            2001          2000         1/31/99(3)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1)
Expenses(7)                                              1.66            1.66            1.67          1.67            1.65(4)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                 8.75           10.59           10.83          9.94            9.60(4)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        104             133             147           158             127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $72,321         $41,481         $26,031        $12,367         $4,308
-------------------------------------------------------------------------------------------------------------------------------

1. The investment adviser voluntarily agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.00% of average daily net assets. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                                   $0.56           $0.73           $0.85         $0.78           $0.28
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)
Expenses (%)(7)                                          2.02            2.11            2.18          2.65            5.55(4)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                8.39           10.14           10.32          8.96            5.70(4)
-------------------------------------------------------------------------------------------------------------------------------

2. As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
   31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
   February 1, 2001 have not been restated to reflect this change in presentation.
3. For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 1999.
4. Annualized.
5. Not annualized.
6. Per share data are based on average shares outstanding.
7. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 1/31
                                                                                                                PERIOD ENDING
CLASS C                                            2003           2002           2001           2000              1/31/99(3)

Net asset value, beginning of period                    $7.07            $7.95          $8.78         $8.52          $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(6)(2)

  Net investment income(1)                              $0.57            $0.77          $0.89         $0.85           $0.47
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      (0.43)           (0.86)         (0.69)         0.25           (1.47)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.14          $(0.09)          $0.20         $1.10          $(1.00)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

  From net investment income                           $(0.61)          $(0.78)        $(0.90)       $(0.84)         $(0.47)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                            --               --          (0.07)           --              --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                       --            (0.01)         (0.02)           --           (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                        --               --          (0.04)           --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $(0.61)          $(0.79)        $(1.03)       $(0.84)         $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.60            $7.07          $7.95         $8.78           $8.52
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                         2.29            (0.94)          2.64         13.45           (9.89)(5)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

FOR YEARS ENDING 1/31

                                                                                                                  PERIOD ENDING
CLASS C                                                  2003            2002            2001          2000         1/31/99(3)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1)
Expenses(7)                                              1.66            1.66            1.67          1.67            1.65(4)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                 8.67           10.62           10.90          9.93            9.60(4)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        104             133             147           158             127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $38,130         $17,518         $11,221        $3,251            $941
-------------------------------------------------------------------------------------------------------------------------------

1. The investment adviser voluntarily agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.00% of average daily net assets. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                                   $0.55           $0.74           $0.84         $0.77           $0.27
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)
Expenses (%)(7)                                          2.02            2.11            2.18          2.65            5.55(4)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                8.31           10.17           10.39          8.95            5.54(4)
-------------------------------------------------------------------------------------------------------------------------------

2. As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
   31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
   February 1, 2001 have not been restated to reflect this change in presentation.
3. For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 1999.
4. Annualized.
5. Not annualized.
6. Per share data are based on average shares outstanding.
7. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 1/31
                                                                                                                PERIOD ENDING
CLASS I                                               2003          2002          2001          2000              1/31/99(3)

Net asset value, beginning of period                      $7.10           $8.04         $8.85         $8.56          $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(6)(2)

  Net investment income(1)                                $0.64           $0.59         $1.07         $0.97           $0.64
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        (0.42)          (0.67)        (0.77)         0.25           (1.55)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.22          $(0.08)        $0.30         $1.22          $(0.91)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

  From net investment income                             $(0.68)         $(0.85)       $(0.98)       $(0.93)         $(0.53)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                      --              --         (0.07)           --              --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                         --           (0.01)        (0.02)           --              --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                          --              --         (0.04)           --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      $(0.68)         $(0.86)       $(1.11)       $(0.93)         $(0.53)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $6.64           $7.10         $8.04         $8.85           $8.56
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           3.45           (0.74)         3.88         14.87           (8.96)(5)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

FOR YEARS ENDING 1/31

                                                                                                                  PERIOD ENDING
CLASS I                                                  2003            2002            2001          2000         1/31/99(3)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1)
Expenses(7)                                              0.66            0.66            0.67          0.67            0.65(4)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                 9.76           10.25           11.75         10.43           11.10(4)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        104             133             147           158             127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $2,508            $155              $0(8)        $70              $0(8)
-------------------------------------------------------------------------------------------------------------------------------

1. The investment adviser voluntarily agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.00% of average daily net assets. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                                   $0.62           $0.56           $1.02         $0.78           $0.41
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)
Expenses (%)(7)                                          1.02            1.11            1.18          1.65            4.55(4)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                9.40            9.80           11.24          9.45            7.20(4)
-------------------------------------------------------------------------------------------------------------------------------

2. As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
   31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
   February 1, 2001 have not been restated to reflect this change in presentation.
3. For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 1999.
4. Annualized.
5. Not annualized.
6. Per share data are based on average shares outstanding.
7. Ratios do not reflect reductions from fees paid indirectly.
8. Class I net assets were less than $500.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Yield Opportunities Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward foreign currency exchange contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Options listed on commodities exchanges are reported at market value using closing settlement prices. Over-the-counter options on securities are valued by brokers. Over-the-counter currency options are valued through the use of a pricing model which takes into account foreign currency exchange spot and forward rates, implied volatility, and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund's management on the direction of interest rates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2002 and January 31, 2001 was as follows:

                                                    1/31/03            1/31/02
Distributions declared from ordinary income     $12,439,954         $7,577,195
--------------------------------------------------------------------------------

During the year ended January 31, 2003, accumulated distributions in excess of net investment income decreased by $362,704 and accumulated net realized loss on investments and foreign currency transactions increased by $362,704 due to differences between book and tax accounting for currency transactions and defaulted bonds. This change had no effect on the net assets or net asset value per share.

At January 31, 2003, accumulated distributions in excess of net investment income and accumulated net realized loss on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for capital losses, foreign currency and defaulted bonds, and amortization and accretion on debt securities.

As of January 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                  $1,272,292
---------------------------------------------------------------------------
Capital loss carryforward                                    (11,634,232)
---------------------------------------------------------------------------
Unrealized loss                                               (6,801,577)
---------------------------------------------------------------------------
Other temporary differences                                   (3,204,804)
---------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on January 31, 2010, $5,461,164 and January 31, 2011, $6,173,068.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The investment adviser has voluntarily agreed to pay the fund's operating expenses exclusive of management and distribution and service fees such that the fund's aggregate expenses do not exceed 0.00% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees" compensation is a net increase of $185 as a result of the change in the fund's pension liability under this plan for the year ended January 31, 2003. Also included in Trustees" compensation is a one-time settlement adjustment (contra expense) of $1,437 and a one-time transition expense of $3,416.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

First $2 billion                                                     0.0175%
------------------------------------------------------------------------------
Next $2.5 billion                                                    0.0130%
------------------------------------------------------------------------------
Next $2.5 billion                                                    0.0005%
------------------------------------------------------------------------------
In excess of $7 billion                                              0.0000%
------------------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $81,629 for the year ended January 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                          CLASS A        CLASS B        CLASS C

Distribution Fee                            0.10%          0.75%          0.75%
-------------------------------------------------------------------------------
Service Fee                                 0.25%          0.25%          0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                     0.35%          1.00%          1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended January 31, 2003, amounted to:

                                          CLASS A        CLASS B        CLASS C

Service Fee Retained by MFD                $9,055            $46           $420
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended
January 31, 2003, were as follows:

                                          CLASS A        CLASS B        CLASS C

Total Distribution Plan                     0.35%          1.00%          1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended
January 31, 2003, were as follows:

                                            CLASS A      CLASS B      CLASS C

Contingent Deferred Sales Charges Imposed   $10,940     $190,793      $13,623
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $214,748,060 and $122,418,268, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                             $186,189,188
--------------------------------------------------------------------------------
Gross unrealized depreciation                               (14,913,885)
--------------------------------------------------------------------------------
Gross unrealized appreciation                                 7,364,093
--------------------------------------------------------------------------------
Net unrealized depreciation                                 $(7,549,792)
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Year ending 1/31/03                     Year ending 1/31/02
                                      SHARES              AMOUNT               SHARES              AMOUNT

CLASS A SHARES
Shares sold                          12,804,218          $85,257,484          4,348,826          $31,539,797
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        321,529            2,142,890            165,262            1,198,338
---------------------------------------------------------------------------------------------------------------
Shares reacquired                    (7,655,593)         (51,063,701)        (1,771,808)         (12,958,742)
---------------------------------------------------------------------------------------------------------------
Net increase                          5,470,154          $36,336,673          2,742,280          $19,779,393
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                           7,495,587          $50,446,725          4,077,652          $30,096,924
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        299,938            2,002,860            185,852            1,346,576
---------------------------------------------------------------------------------------------------------------
Shares reacquired                    (2,731,393)         (18,090,799)        (1,679,947)         (12,235,706)
---------------------------------------------------------------------------------------------------------------
Net increase                          5,064,132          $34,358,786          2,583,557          $19,207,794
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                           4,406,532          $29,548,089          1,893,014          $13,870,827
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        153,503            1,021,408            138,461            1,000,860
---------------------------------------------------------------------------------------------------------------
Shares reacquired                    (1,259,419)          (8,342,307)          (964,004)          (6,856,879)
---------------------------------------------------------------------------------------------------------------
Net increase                          3,300,616          $22,227,190          1,067,471           $8,014,808
---------------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                             428,479           $2,866,500             21,817             $155,000
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions            209                1,368                  1                    7
---------------------------------------------------------------------------------------------------------------
Shares reacquired                       (72,581)            (470,067)              --                   --
---------------------------------------------------------------------------------------------------------------
Net increase                            356,107           $2,397,801             21,818             $155,007
---------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended January 31, 2003, was $1,088. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options and forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Option Transactions

                                                      NUMBER OF       PREMIUMS
                                                      CONTRACTS       RECEIVED

Outstanding, beginning of period                             1         $4,618
--------------------------------------------------------------------------------
Options written                                              5         33,244
--------------------------------------------------------------------------------
Options expired                                             (6)       (37,862)
--------------------------------------------------------------------------------
Outstanding, end of period                                  --           $ --
--------------------------------------------------------------------------------

Forward Foreign Currency Exchange Contracts

                                                                                                   NET
                                                                                                UNREALIZED
                                 CONTRACTS TO                                CONTRACTS         APPRECIATION
           SETTLEMENT DATE      DELIVER/RECEIVE        IN EXCHANGE FOR        AT VALUE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
SALES
                   12/6/03  EUR           1,341,251           $1,350,640        $1,439,617           $(88,977)
                   3/26/03  EUR              71,185               61,924            76,265            (14,341)
                                                              ----------        ----------          ---------
                                                              $1,412,564        $1,515,882          $(103,318)
                                                              ==========        ==========          =========

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------

PURCHASES

                   12/6/03  EUR             368,670           $  371,251        $  395,708             $24,457
--------------------------------------------------------------------------------------------------------------

At January 31, 2003, forward foreign currency sales under master netting agreements excluded above amounted to a net payable of $130,292 with DB Clearing Services.

At January 31, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITY

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At January 31, 2003, the fund owned the following restricted security, excluding securities issued under Rule 144A, constituting 0.4% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such security be registered. The value of this security is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                           DATE OF           PRINCIPAL
DESCRIPTION                              ACQUISITION          AMOUNT              COST            VALUE
------------------------------------------------------------------------------------------------------------
Republic of Ukraine, 11s, 2007            7/1/1998           $745,920           $776,083        $790,675
------------------------------------------------------------------------------------------------------------

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective February 1, 2001 the fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities.

Prior to February 1, 2001, the series did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,896 reduction in cost of securities and a corresponding $2,896 decrease in net unrealized depreciation, based on securities held by the fund on January 1, 2001.

The effect of this change for the year ended January 31, 2002, was to decrease net investment income by $3,539, decrease net unrealized depreciation by $11,736, and increase net realized losses by $8,197. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS" REPORT
--------------------------------------------------------------------------------

To the Trustees of MFS Series Trust III and the Shareholders of MFS High Yield Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of MFS High Yield Opportunities Fund (a series of MFS Series Trust III) (the "Trust"), including the portfolio of investments, as of January 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS High Yield Opportunities Fund as of January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 13, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust III, of which the Fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

             Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55)                       LAWRENCE T. PERERA (born 06/23/35)
Trustee, Chairman                                        Trustee
Massachusetts Financial Services Company, Chairman       Hemenway & Barnes (attorneys), Partner

JOHN W. BALLEN* (born 09/12/59)                          WILLIAM J. POORVU (born 04/10/35)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Private investor; Harvard University Graduate
Executive Officer and Director                           School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
KEVIN R. PARKE* (born 12/14/59)                          CBL & Associates Properties, Inc. (real estate
Trustee                                                  investment trust), Director
Massachusetts Financial Services Company, Chief
Investment Officer, President and Director               J. DALE SHERRATT (born 09/23/38)
                                                         Trustee
INDEPENDENT TRUSTEES                                     Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
LAWRENCE H. COHN, M.D. (born 03/11/37)                   (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993);
Brigham and Women's Hospital, Chief of Cardiac           Cambridge Nutraceuticals (professional nutritional
Surgery; Harvard Medical School, Professor of            products), Chief Executive Officer (until May
Surgery                                                  2001); Paragon Trade Brands, Inc. (disposable
                                                         consumer products), Director (until January 2002)
WILLIAM R. GUTOW (born 09/27/41)
Trustee                                                  ELAINE R. SMITH (born 04/25/46)
Private investor and real estate consultant;             Trustee
Capitol Entertainment Management Company (video          Independent health care industry consultant
franchise), Vice Chairman
                                                         WARD SMITH (born 09/13/30)
J. ATWOOD IVES (born 05/01/36)                           Trustee
Trustee                                                  Private investor; Sundstrand Corporation
Private investor; KeySpan Corporation (energy            (manufacturer of highly engineered products for
related services), Director; Eastern Enterprises         industrial and aerospace applications), Director
(diversified services company), Chairman, Trustee        (until June 1999)
and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28)
Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Trustee, Chairman                                        Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and General Manager
Executive Officer and Director                           (prior to September 2000)

JAMES R. BORDEWICK, JR. (born 03/06/59)                  ELLEN MOYNIHAN (born 11/13/57)
Assistant Secretary and Assistant Clerk                  Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Vice
Vice President and Associate General Counsel             President

STEPHEN E. CAVAN (born 11/06/53)                         JAMES O. YOST (born 06/12/60)
Secretary and Clerk                                      Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary            Vice President

ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02210

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street Boston, MA                           New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGER                                        Deloitte & Touche LLP
John F. Addeo+


+ MFS Investment Management

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS" privacy policy, please call
1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2003, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2002.

For the year ended January 31, 2003, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 1.01%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information           Phone number            Hours, Eastern Time
--------------------------------------------------------------------------------
General information           1-800-225-2606          8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576          9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)                                                     ------------
INVESTMENT MANAGEMENT                                                PRSRT STD
                                                                    U.S. Postage
500 Boylston Street                                                    Paid
Boston, MA 02116-3741                                                   MFS
                                                                    ------------

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                                HYO-ANN-3/03 16M